Pensions and other postretirement benefits (Defined Contribution and Other Plans) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Retirement Benefits [Abstract]
Employer's contributions	$ 50	$ 44	$ 26